Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per common share, Diluted	$ (2.43)	$ (0.61)
Weighted-average shares outstanding, Diluted	21,964,451	11,496,653